Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and consolidation

a. Basis of presentation and consolidation

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and on a going concern basis.

The consolidated financial statements include the financial statements of the Company and its controlled operating entities, including the Group’s subsidiaries and VIEs. All inter-company balances and transactions within the Group have been eliminated on consolidation.

The Company has adopted the guidance of accounting for VIEs, which requires VIEs to be consolidated by the primary beneficiary of the entity. The Company’s management made evaluations of the relationships between the Company and its VIEs and the economic benefit flow of contractual arrangements with the VIEs. In connection with such evaluation, management also took into account the fact that, as a result of such contractual arrangements, the Group controls the shareholders’ voting interests in the VIEs. As a result of such evaluation, management concluded that the Company is the primary beneficiary of its VIEs. As a result, the Company consolidates all of its VIEs in its consolidated financial statements. Please refer to “Note 3 — VARIABLE INTEREST ENTITIES” for more details.

Use of estimates

b. Use of estimates

The preparation of these financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Fair value measurement

c. Fair value measurement

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1 — observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — other inputs that are directly or indirectly observable in the marketplace.

Level 3 — unobservable inputs which are supported by little or no market activity.

The Company’s financial instruments consist primarily of cash equivalents, accounts receivable, short-term investments, matching loans to related parties, loans between Changyou and Sohu, prepaid and other current assets, restricted time deposits, other non-current assets, accounts payable, receipts in advance and deferred revenue, accrued liabilities to suppliers, matching loans from related parties and other short-term liabilities.

Cash and cash equivalents

d. Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposits with original maturities of three months or less and highly-liquid investments that are readily convertible into known amounts of cash.

In November 2016, the FASB issued new guidance related to the classification of restricted cash in the statement of cash flows. The new standard requires that a statement of cash flows explain any change during the year in total cash, cash equivalents, and restricted cash. The new standard is effective for fiscal years beginning after December 15, 2017, and should be applied retrospectively. The Company adopted the new standard during the beginning of 2018 and applied the standard retrospectively for all periods presented.

Restricted time deposits - Loans from offshore banks, secured by time deposits

e. Restricted time deposits — Loans from offshore banks, secured by time deposits

Loans from offshore branches of lending banks are classified as short-term bank loans or long-term bank loans based on their repayment periods. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The RMB onshore deposits securing the offshore loans are treated as restricted time deposits in the consolidated balance sheets. Restricted time deposits are valued based on the prevailing interest rates in the market.

Short-term investments

f. Short-term investments

In accordance with Accounting Standards Codification (“ASC”) 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. To estimate fair value, the Company refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. Since these investments’ maturity dates are within one year, they are classified as short-term investments.

Accounts receivable, net

g. Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Company’s best estimate of the amounts that will not be collected. The Company makes estimates of the collectability of accounts receivable. Many factors are considered in estimating the general allowance, including reviewing delinquent accounts receivable, performing aging analyses and customer credit analyses, and analyzing historical bad debt records and current economic trends. Additional allowance for specific doubtful accounts might be made if a customer of the Company is unable to make payments because the customer’s financial condition is deteriorating.

Fixed assets and depreciation

h. Fixed assets and depreciation

Fixed assets, mainly comprising office buildings, leasehold improvements, building improvements, office furniture, vehicles, and computer equipment (including servers) are stated at cost less accumulated depreciation and impairment. Fixed assets are depreciated at rates sufficient to write off their costs less impairment, if any, over the estimated useful lives of the assets on a straight-line basis, with no residual value. The estimated useful lives are as follows:

Estimated useful life
Office building	36-47 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Building improvements	10 years
Office furniture	5 years
Vehicles	4 years
Computer equipment (including servers)	3-5 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of comprehensive income.

Intangible assets

i. Intangible assets

Intangible assets mainly comprise operating rights for licensed games, computer software, developed technologies and trademarks and domain names. Intangible assets are recorded at cost less accumulated amortization and impairments. Amortization is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Estimated useful life
Operating rights for licensed games	Contract terms
Computer software	1-5 years
Developed technologies	3-5 years
Trademarks and domain names	5-30 years

Long-term investments

j. Long-term investments

Equity investments

In January 2016, the FASB issued ASU 2016-01 (“ASU 2016-01”), Recognition and Measurement of Financial Assets and Financial Liabilities, which, among other things, generally requires companies to measure investments in other entities, except those accounted for under the equity method, at fair value and to recognize any changes in fair value in net income. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, and the guidance should be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The guidance related to equity investments without readily determinable fair values (including disclosure requirements) is applied prospectively to equity investments that exist as of the date of adoption. ASU 2016-01, which the Company adopted on January 1, 2018, did not have a material impact on the consolidated financial statements.

Investments in entities over which the Company does not have significant influence are recorded as equity investments and are accounted for either at fair value with any changes recognized in net income, or for those without readily determinable fair values, at cost less impairment, adjusted for subsequent observable price changes. Under the equity method, the Company’s share of the post-acquisition profits or losses of equity investments is recognized in the Company’s consolidated statements of comprehensive income; and the Company’s share of post-acquisition movements in equity is recognized in equity in the Company’s consolidated balance sheets. Unrealized gains on transactions between the Company and an entity in which the Company has recorded an equity investment are eliminated to the extent of the Company’s interest in the entity. To the extent of the Company’s interest in the investment, unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an entity in which the Company has recorded an equity investment equals or exceeds its interest in the entity, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the equity investee.

Goodwill

k. Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of October 1, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For those reporting units where it is determined that it is more likely than not that their fair values are less than the units’ carrying amounts, the Group performs the first step of a two-step quantitative goodwill impairment test. In the first step, the Group determines the fair values of the individual reporting units using the income approach and the market approach. After performing the assessment, if the carrying amounts of the reporting units were higher than their fair values, the Group performs the second step of the two-step quantitative goodwill impairment test. In the second step, the implied fair value of the goodwill is estimated as the fair value of the reporting unit determined in the first step less the fair values of all other net tangible and intangible assets of the reporting unit. If the carrying amount of the goodwill exceeds its implied fair market value, an impairment loss is recognized in an amount equal to that excess, not to exceed the carrying amount of the goodwill.

The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The Group estimates the fair value using the income approach and the market approach, both of which are typically used under ASC 350. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates, control premium, comparable companies’ multipliers and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Impairment of long-lived assets and intangible assets

l. Impairment of long-lived assets and intangible assets

The carrying amounts of long-lived assets and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amounts of the assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, where the undiscounted cash flows are less than the carrying amounts of the assets, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company tests impairment of long-lived assets and intangible assets at the asset group level when impairment indicators appear and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit.

Receipts in advance and deferred revenues

m. Receipts in advance and deferred revenues

For the operation of PC games, proceeds received from sales of prepaid game cards are initially recorded as receipts in advance. For online advertising and cinema advertising services, cash payments that are received in advance of the delivery of services pursuant to applicable advertising contracts, are recorded as receipts in advance.

For self-operated games, deferred revenues are recognized when the game points are sold through the Company’s online payment platform or when prepaid cards are charged by the players to their respective game accounts. The deferred revenues are amortized when virtual items are consumed. For licensed out games, deferred revenues represent the unamortized balance of license fees paid by third-party operators, and the deferred revenues are amortized on a straight-line basis through the service period.

Non-controlling interest

n. Non-controlling interest

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder. The non-controlling interests in the Company’s consolidated financial statements consist primarily of the non-controlling interests in RaidCall; the non-controlling interests in Beijing Changmica Culture Co., Ltd., which is a joint venture that operates Korean comics online in China; and, for periods prior to the Company’s sale of MoboTap in March 2018, the non-controlling interests in MoboTap.

Treasury shares

o. Treasury shares

On July 27, 2013, the Company’s Board of Directors authorized a share repurchase program of up to $100 million of the outstanding ADSs of Changyou over a two-year period from July 27, 2013 to July 26, 2015. The Company accounted for those shares repurchased as treasury shares at cost in accordance with ASC 505-30, and the treasury shares acquired are shown separately in shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares. If and when the Company cancels the treasury shares, the difference between the original issuance price and the repurchase price will be debited into additional paid-in capital.

Functional currency and foreign currency translation

p. Functional currency and foreign currency translation

Functional currency

An entity’s functional currency is the currency of the primary economic environment in which it operates. Normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, including cash flows, sale prices, market prices, expenses, financing and inter-company transactions and arrangements. The functional currency of Changyou.com Limited is the U.S. dollar. The functional currency of our subsidiaries in the U.S., the Cayman Islands, the British Virgin Islands and Hong Kong is the U.S. dollar. The functional currencies of our subsidiaries and VIEs in other countries are the national currencies of those counties, rather than the U.S. dollar.

Foreign currency translation

Financial statements of entities with other than U.S. dollar functional currency are translated into the U.S. dollar reporting currency. Assets and liabilities are translated at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average exchange rates in effect during the reporting period. Shareholders’ equity accounts are translated using the historical exchange rates at the date the entry to shareholders’ equity was recorded, except for the change in retained earnings during the year, which is translated using the historical exchange rates used to translate each period’s income statement. Differences resulting from translation of foreign currency to reporting currency are recorded in accumulated other comprehensive income/(loss) in the consolidated balance sheets.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the consolidated statements of comprehensive income.

Revenue recognition

q. Revenue recognition

In May 2014, the FASB issued ASC Topic 606, Revenue From Contracts with Customers (the “New Revenue Standard” or “ASC 606”), which replaced ASC Topic 605, Revenue Recognition (the “Old Revenue Standard” or “ASC 605”), including industry-specific requirements, and provided companies with a single principles-based revenue recognition model for recognizing revenue from contracts with customers. The core principle of the New Revenue Standard is that a company should recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Group adopted ASC 606 on January 1, 2018, applying the modified retrospective method to contracts that were not completed as of January 1, 2018. Adoption had no significant impact on the consolidated financial statements. The Group has updated significant accounting policies and relevant disclosures hereinafter.

Effective January 1, 2018, the Group evaluated and recognized revenue based on the criteria set forth in ASC 606 by:

•	identifying the contract(s) with the customer;

•	identifying the performance obligations in the contract;

•	determining the transaction price;

•	allocating the transaction price to performance obligations in the contract; and

•	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

Online game revenues

The Group’s online game revenues are generated primarily from its self-operated and licensed out PC games and mobile games. Prior to the sale of the MoboTap business in 2018, the Group also generated a small amount of revenues from online card and board games. All of the Group’s games are operated under the item-based revenue model, where the basic game play functions are free of charge and players are charged for purchases of in-game virtual items, including those with a predetermined expiration time and perpetual virtual items. Revenues that the Group generates from self-operated and licensed out online games are included in online game revenues.

Self-Operated Games

The Group is the primary principal of its self-operated games. The Group hosts the games on its own servers and is responsible for the sale and marketing of the games as well as customer service. Accordingly, revenues are recorded gross of revenue-sharing payments to third-party developers and/or mobile application stores, but are net of value-added tax and discounts to game card distributors where applicable. The Group obtains revenues from the sale of in-game virtual items. Revenues are recognized over time for virtual items with estimated lives and upon use for items that are consumed immediately. If different assumptions were used in deriving the estimated lives of the virtual items, the timing of the recording of the revenues would be impacted.

PC games

Proceeds from self-operated PC games are collected from players and third-party game card distributors through sales of game points on online payment platforms and prepaid game cards. The Group applies the portfolio approach in determining the commencement date of consumption and the estimated lives of virtual items for the recognition of games revenue, given that the effect of applying a portfolio approach to the behaviors of game players as a group would not differ materially from considering each of them individually.

Self-operated PC games are either developed in house or licensed from third-party developers. For licensed PC games, the Group remits a pre-agreed percentage of the proceeds to the third-party developers, and keeps the balance pursuant to revenue-sharing agreements. Such revenue-sharing amounts paid to third-party developers are included in the Group’s cost of revenues.

Mobile games

For self-operated mobile games, the Group sells game points to game players via third-party mobile application stores. The mobile application stores in turn pay the Group proceeds after deducting their share of pre-agreed revenue-sharing amounts.

Self-operated mobile games are either developed in house or licensed from or jointly developed with third-party developers. For licensed and jointly developed mobile games, the Group remits a pre-agreed percentage of the proceeds to the third-party developers, and keeps the balance pursuant to revenue-sharing agreements. Such revenue-sharing amounts paid to mobile application stores and third-party developers are included in the Group’s cost of revenues.

Licensed Out Games

The Group also authorizes third-parties to operate its online games. The licensed out games include PC games and mobile games developed in house and mobile games jointly developed with third-party developers. The Group receives monthly revenue-based royalty payments from the third-party licensee operators. The Group receives additional up-front license fees from certain third-party licensee operators who are entitled to an exclusive right to operate the Group’s games in specified geographic areas. Since the Group is obligated to provide post-sale services (“PCS”), the initial license fees are allocated between the license and PCS based on relative standalone selling prices. The amount allocated to the license is recognized as revenue upon the commencement of the license period, given that the Group’s intellectual property rights subject to the license are considered to be functional and the licensee has the right to use such intellectual property rights as they exist at the point when the license is granted, and the amount allocated to PCS is recognized as revenue ratably over the license period. Monthly revenue-based royalty payments are recognized when the relevant services are delivered, provided that collectability is reasonably assured. The Group views the third-party licensee operators as its customers and recognizes revenues on a net basis, as the Group does not have the primary responsibility for fulfillment and acceptability of the game services. The Group remits to the third-party developers a pre-agreed percentage of revenues and keeps the balance pursuant to revenue-sharing agreements. Such revenue-sharing amounts paid to third-party developers are included in the Group’s cost of revenues or product development expenses.

Online advertising revenues

17173.com Website

The Group’s online advertising revenues are mainly generated from the 17173.com Website. The Group signs contracts with advertisers to fix the advertising services to be provided and the prices for the services. Based on the contracts, the Group provides advertisement placements on the 17173.com Website in different forms, including text, rich media and video advertisements. Currently the main type of pricing model of 17173.com Website is the Fixed Price Model, under which a contract is signed to establish a fixed price for the advertising services to be provided.

To determine the method of recognition of online advertising revenues, prior to entering into contracts, management makes a credit assessment of customers to assess the collectability of amounts due under the contracts. For those contracts for which collectability is determined to be reasonably assured, revenues are recognized ratably over the period during which the advertising services are provided and when all revenue-recognition criteria have been met. For those contracts for which collectability is determined to be not reasonably assured, revenues are recognized only when the cash is received and all other revenue-recognition criteria have been met.

The Group treats advertising contracts for the 17173.com Website with multiple deliverable elements as separate units of accounting for revenue recognition purposes and recognizes revenues on a periodic basis during the contract periods when each deliverable service is provided. Since the contract price is for all the deliverables under one advertising contract, the Group allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by ASU No. 2009-13. The Group first uses vendor-specific objective evidence of selling price, if it exists. If vendor-specific objective evidence of selling price does not exist, the Group uses third-party evidence of selling price. If neither vendor-specific objective evidence of selling price nor third-party evidence of selling price exists, the Group uses management’s best estimate of the selling price for the deliverables.

Cinema advertising revenues

Revenues generated from the cinema advertising business are classified as cinema advertising revenues. The Group provides clients advertising placements in slots that are shown in theaters before the screening of movies. The rights to place advertisements in such advertising slots are granted under contracts the Group signs with different theaters. The Group charges its advertising clients fees either on a per advertising-slot basis or a fixed amount for an agreed-upon number of slots during a specified contract period. When the advertising service delivery is confirmed by the customers by their signing a form, revenues from cinema advertising are recognized based on a percentage of the advertising slots actually delivered or on a straight-line basis over the contract period.

IVAS revenues

The Group’s IVAS revenues are derived primarily from software applications for PCs and mobile devices offered by RaidCall. Prior to March 2018, IVAS revenues also included revenues generated from the Dolphin Browser operated by MoboTap. Revenues from IVAS are recognized during the period the services are rendered or items are consumed under the gross method, as the Group is the principal obligor for provision of the services.

Significant judgments

Estimate of the lives of the virtual items

The Group’s self-operated game revenues are generated through direct online sale of game points and prepaid game cards, and recognition of these revenues depends on such factors as whether the virtual items purchased by game players are considered consumable or perpetual. The Group’s revenue recognition policy with respect to perpetual virtual items is based on best estimate of the lives of the items. The Group considers the average period that paying players typically play games and other player behavior patterns to arrive at the best estimate of the lives of these perpetual items.

Allocating the transaction price for the contracts with multiple deliverables

Part of the Group’s revenue from licensed-out games is received pursuant to license contracts. The contracts often include multiple performance obligations, including obligations characterized as license obligations and PCS obligations. Determining how to allocate the transaction prices between license obligations and PCS obligations may require significant judgments. Certain of the Group’s games may contain licenses of the Group’s right to distribute and operate games to the third-party operators and requirements for the provision by the Group of a significant level of upgrade and maintenance. In these cases, significant judgment is required to determine whether the license should be considered distinct and accounted for separately, or not distinct and accounted for together with the PCS provided and recognized over time. Generally, for cases in which the license is functional without the PCS, the Group believes it has separate performance obligations for the license of the right to distribute and operate games and the PCS. Significant judgment is also required to determine the standalone selling price for each distinct performance obligation and to determine whether there is a discount that needs to be allocated based on the relative standalone selling price of the license and the PCS. To estimate the standalone selling price, the Group considers market data, including the Group’s pricing strategies for the products being evaluated and other similar products the Group offers, competitor pricing to the extent data is available, and costs to determine whether the estimated selling price yields an appropriate profit margin.

Contract balances

The timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. The allowance for doubtful accounts and authorized credits is estimated based upon the Group’s assessment of various factors, including historical experience, the age of the accounts receivable balances, current economic conditions and other factors that may affect the Group’s customers’ ability to pay. Contract assets as of December 31, 2018 were not material.

Receipts in advance and deferred revenues related to unsatisfied performance obligations at the end of an applicable reporting period consist of fees received from game players in the online game business and from advertisers in the online advertising and cinema advertising businesses. Due to the generally short-term duration of the relevant contracts, a majority of the performance obligations are satisfied in the following reporting period.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

•

The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed, as substantially all of the contracts have a duration of one year or less;

•

Payment terms and conditions vary by contract types, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that the contracts generally do not include a significant financing component;

•	The Group generally expenses sales commissions when incurred, because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Sales rebates

In the online advertising and cinema advertising businesses, certain customers may receive sales rebates, which are accounted for as variable consideration. The Group estimates the annual expected revenue volume from each individual agent with reference to the agent’s historical results. The sales rebates reduce the amount of revenues recognized. The Group recognizes revenue for the amount of fees it receives from its advertisers after deducting sales rebates, and net of VAT and related surcharges. The Group believes that there will not be significant changes to its estimates of variable consideration.

Principal/agent considerations

An entity is the principal if it controls a good or service before it is transferred to the end customer. Key indicators that the Group evaluates in determining gross treatment, which applies if the entity is determined to be the principal, versus net treatment, which applies if the entity is determined to be an agent, include the following:

•	which party is primarily responsible for fulfilling the promise to provide the specified good or service to the end customer;

•	which party has inventory risk before the specified good or service has been transferred to the end customer; and

•	which party has discretion in establishing the price for the specified good or service.

Based on evaluation of the above indicators, the Group has determined that generally the Group is considered to be the principal to end customers, except in the case of licensed-out games, where the Group is not the primarily obligor and is not entitled to establish the price.

Cost of revenues

r. Cost of revenues

Cost of online game revenues consists primarily of revenue-sharing payments, salary and benefits expense, bandwidth leasing costs, content and license fees, tax surcharges, depreciation and amortization expenses, and other direct costs.

Cost of online advertising revenues consists primarily of salary and benefits expense, bandwidth leasing costs, depreciation and amortization expenses, and advertising design costs.

Cost of cinema advertising revenues consists primarily of payments to theaters for pre-film screening advertising slots.

Cost of IVAS revenues consists primarily of revenue-sharing payments to third-party developers and service providers; bandwidth leasing costs; and salary and benefits expense.

Product development expenses

s. Product development expenses

Product development expenses include the costs incurred for the development of the product prior to the establishment of technological feasibility and maintenance costs incurred after the establishment of technological feasibility. During the fiscal years ended December 31, 2016, 2017 and 2018, the Group did not capitalize any product development expenses.

Advertising expenses

t. Advertising expenses

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire to buy the Group’s products and services, are expensed as incurred.

Government grants

u. Government grants

A government grant is recognized when the grant is received and the relevant requirements have been complied with. Government grants are generally recorded as other income, and grants for which the government stipulates specified uses are recorded as a reduction in operating expenses and cost of revenues.

Operating leases

v. Operating leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Company from the leasing company are charged to the Group’s consolidated statements of comprehensive income on a straight-line basis over the lease periods.

Share-based compensation expense

w. Share-based compensation expense

Share-based compensation expense is for share awards, including ordinary shares, share options, restricted shares and restricted share units, granted by the Company to employees and directors. For share-based awards for which a grant date has occurred, share-based compensation expense is recognized as costs and expenses in the consolidated statements of comprehensive income based on the fair values of the related share-based awards on their grant dates. For share-based awards for which the service inception date precedes the grant date, share-based compensation expense is recognized as costs and expenses in the consolidated statements of comprehensive income beginning on the service inception date and is re-measured on each subsequent reporting date before the grant date, based on the estimated fair values of the related share-based awards. The fair value is estimated based on the public market price of the underlying shares.

Changyou has used two incentive plans, the Company’s 2008 Share Incentive Plan (the “Changyou 2008 Share Incentive Plan”) and 2014 Share Incentive Plan (the “Changyou 2014 Share Incentive Plan”), for the granting of share-based awards, including share options, restricted shares and restricted share units, to its employees and directors. The Changyou 2008 Share Incentive Plan expired in August 2018 and is no longer available for granting new share-based awards.

Share-based compensation expense for share options, restricted shares and restricted share units granted is recognized on an accelerated basis over the requisite service period, net of estimated forfeitures. Forfeiture rates are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from the initial estimates.

Options for the purchase of Changyou Class A ordinary shares contractually granted under the Changyou 2014 Share Incentive Plan are subject to vesting in four equal installments over a period of four years, with each installment vesting upon satisfaction of a service period requirement and certain subjective performance targets. Under ASC 718-10-25, no grant date can be established until a mutual understanding is reached between Changyou and the recipients clarifying the subjective performance requirements. In accordance with ASC 718-10-55, as the service inception date preceded the grant date, compensation expense was accrued beginning on the service inception date and will be re-measured on each subsequent reporting date before the grant date is established, based on the then-current fair value of the awards. The estimates of the awards’ fair values will be fixed in the period in which the grant date occurs, and cumulative compensation expense will be adjusted based on the fair values at the grant date. In determining the fair values of Changyou share options granted, the public market price of the underlying shares at each reporting date was used, and a binomial valuation model was applied.

Income taxes

x. Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. The deferred tax assets are reduced by a valuation allowance if it is considered based on available evidence more likely than not that some portion, or all, of the deferred tax assets will not be realized. Deferred tax liability is not recognized for undistributed earnings of a PRC subsidiary if the subsidiary has invested or will invest the undistributed earnings indefinitely.

Uncertain tax positions

y. Uncertain tax positions

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement.

Earnings (Losses) per share

z. Earnings (Losses) per share

Basic earnings (losses) per share are computed using the weighted average number of ordinary shares outstanding during the year. Diluted earnings (losses) per share are computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of share options and shares issuable upon the settlement of restricted share units. Potential ordinary shares are accounted for in the computation of diluted earnings (losses) per share using the treasury stock method. Potential ordinary shares are not included in the denominator of the diluted earnings (losses) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Earnings (losses) per share is computed on Class A ordinary shares and Class B ordinary shares together, because both classes have the same dividend rights and the same participation rights in the Company’s undistributed earnings (losses).

Comprehensive income (loss)

aa. Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, consists of the cumulative foreign currency translation adjustment.

Segment reporting

ab. Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or a decision making group, in deciding how to allocate resources and in assessing performance. From November 2, 2014 to July 31, 2016, the CODMs were the Company’s former Co-Chief Executive Officers; and since August 1, 2016 the CODM has been the Company’s current Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results.

As of December 31, 2016 and December 31, 2017, the business segments that constituted the Company’s reportable segments were the Online Game segment, which consisted primarily of PC games and mobile games; the Platform Channel segment, which consisted primarily of online advertising services offered on the 17173.com Website, and also included IVAS offered on the Dolphin Browser, which was operated by MoboTap, and by RaidCall and online card and board games offered by MoboTap; and the Cinema Advertising segment.

The Company disposed of the MoboTap business in March 2018 and, as a result, as of December 31, 2018 the business segments that constituted the Company’s reportable segments were the Online Game segment, which consisted primarily of PC games and mobile games; the Platform Channel segment, which consisted primarily of online advertising services offered on the 17173.com Website, and also included IVAS offered by RaidCall; and the Cinema Advertising segment.

Foreign exchange forward contracts

ac. Foreign exchange forward contracts

Foreign exchange forward contracts are initially recognized on the date a foreign exchange forward contract is entered into and are subsequently measured at fair value. The Company entered into such foreign exchange forward contracts in compliance with the Company’s risk management policy for the purpose of eliminating the negative impact on earnings and equity resulting from fluctuations in the exchange rate between the U.S. dollar and the RMB. The instruments are marked-to-market at each period-end with the associated changes in fair value recognized in the line item “Other income, net” in the consolidated statements of comprehensive income and “Prepaid and other current assets” or “Other short-term liabilities” in the consolidated balance sheets. The net cash inflow and outflow related to the settlement of the forward contracts are recorded in the line item “Other investing activities” under “Cash flows from investing activities” in the consolidated statements of cash flows.

Recently issued accounting standards

ad. Recently issued accounting standards

Leases. On February 25, 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02 (“ASU 2016-02”), Leases, which specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. The only exceptions are short-term leases, whose periods are one year or less. ASU 2016-02 is effective for publicly-traded companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. Based on the Group’s preliminary assessment, the Company expects to record a right-of-use asset of approximately $2.6 million and a lease liability of approximately $2.4 million on the Company’s adoption date of January 1, 2019, primarily related to its leased office space. The Company will use an additional transition method (“ASU 2018-11”) and will not restate prior periods. The Company expects to implement new accounting policies as well as to elect certain practical expedients available to it under ASU 2016-02, including those related to leases with terms of less than 12 months. The Group’s implementation of the amended lease guidance is subject to the same internal controls over financial reporting that the Company applies to its consolidated financial statements.

Financial Instruments-Credit Losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

Simplifying the Test for Goodwill Impairment. In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment.” The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. Based on management’s preliminary assessment, the Group believes that the change will not have a material impact on its consolidated financial statements.